OTHER CURRENT LIABILITIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Outstanding amount related to management fee to be paid to entity controlled by main shareholders	$ 698	$ 427
Subleasing income received	$ 35	$ 30